Business Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Business Segments

Note O: Business Segments

The Aggregates business is comprised of divisions which represent operating segments. Disclosures for certain divisions are consolidated as reportable segments for financial reporting purposes as they meet the aggregation criteria. The Aggregates business contains three reportable segments: Mid-America Group, Southeast Group and West Group. The Cement and Magnesia Specialties businesses also represent individual operating and reportable segments. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Consolidated earnings from operations include net sales less cost of sales, selling, general and administrative expenses, acquisition-related expenses, net, other operating income and expenses, net, and exclude interest expense, other nonoperating income and expenses, net, and taxes on income. Corporate consolidated earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, acquisition-related expenses, net, and other nonrecurring and/or non-operational income and expenses excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents; property, plant and equipment for corporate operations; investments and other assets not directly identifiable with a reportable business segment.

For the year ended December 31, 2016, the Corporation changed the presentation of the elimination of intersegment and interproduct revenues and sales. Information for the years ended December 31, 2015 and 2014 have been conformed to the 2016 presentation.

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

years ended December 31 (add 000) Total revenues	2016	2015	2014
Mid-America Group	$1,017,098	$926,251	$848,855
Southeast Group	321,078	304,472	274,352
West Group	1,970,165	1,675,021	1,356,283
Total Aggregates Business	3,308,341	2,905,744	2,479,490
Cement	375,814	475,725	265,114
Magnesia Specialties	257,058	245,879	256,702
Less: Intersegment revenues	(122,464)	(87,778)	(43,355)
Total	$3,818,749	$3,539,570	$2,957,951

Net sales
Mid-America Group	$945,123	$851,854	$770,568
Southeast Group	304,451	285,302	254,986
West Group	1,847,211	1,535,848	1,207,879
Total Aggregates Business	3,096,785	2,673,004	2,233,433
Cement	364,445	455,382	252,911
Magnesia Specialties	238,001	227,508	236,106
Less: Intersegment sales	(122,464)	(87,778)	(43,355)
Total	$3,576,767	$3,268,116	$2,679,095

Gross profit (loss)
Mid-America Group	$305,794	$256,586	$216,883
Southeast Group	57,108	34,197	10,653
West Group	344,581	254,946	155,678
Total Aggregates Business	707,483	545,729	383,214
Cement	120,100	103,473	52,469
Magnesia Specialties	89,477	78,732	84,594
Corporate	(8,094)	(6,167)	2,083
Total	$908,966	$721,767	$522,360

years ended December 31 (add 000) Selling, general and administrative expenses	2016	2015	2014
Mid-America Group	$53,022	$52,606	$52,217
Southeast Group	17,325	18,467	17,788
West Group	71,531	66,639	50,147
Total Aggregates Business	141,878	137,712	120,152
Cement	24,798	26,626	12,741
Magnesia Specialties	9,694	9,499	9,776
Corporate	71,635	44,397	26,576
Total	$248,005	$218,234	$169,245

Earnings (Loss) from operations
Mid-America Group	$257,347	$206,820	$172,208
Southeast Group	41,396	16,435	(5,293)
West Group	277,249	205,699	153,182
Total Aggregates Business	575,992	428,954	320,097
Cement	99,362	47,821	40,751
Magnesia Specialties	79,104	68,886	74,805
Corporate	(87,137)	(66,245)	(120,780)
Total	$667,321	$479,416	$314,873

Intersegment revenues and intersegment sales represent Cement business sales to the West Group’s ready mixed concrete business.

years ended December 31 (add 000) Assets employed	2016	2015	2014
Mid-America Group	$1,406,526	$1,304,574	$1,290,833
Southeast Group	594,967	583,369	604,044
West Group	2,981,701	2,621,636	2,444,400
Total Aggregates Business	4,983,194	4,509,579	4,339,277
Cement	1,922,317	1,939,796	2,451,799
Magnesia Specialties	150,969	147,795	150,359
Corporate	244,425	360,441	273,082
Total	$7,300,905	$6,957,611	$7,214,517

Depreciation, depletion and amortization
Mid-America Group	$64,295	$61,693	$63,294
Southeast Group	30,590	31,644	31,955
West Group	119,819	93,947	74,283
Total Aggregates Business	214,704	187,284	169,532
Cement	44,834	53,672	30,620
Magnesia Specialties	12,865	13,769	10,394
Corporate	12,850	8,862	12,200
Total	$285,253	$263,587	$222,746

years ended December 31 (add 000) Total property additions	2016	2015	2014
Mid-America Group	$152,014	$77,640	$76,753
Southeast Group	30,588	12,155	23,326
West Group	310,162	235,245	753,342
Total Aggregates Business	492,764	325,040	853,421
Cement	28,633	9,599	975,063
Magnesia Specialties	8,944	8,916	2,588
Corporate	10,430	20,561	15,349
Total	$540,771	$364,116	$1,846,421

Property additions through acquisitions
Mid-America Group	$1,524	$4,385	$—
Southeast Group	—	—	—
West Group	132,112	35,965	632,560
Total Aggregates Business	133,636	40,350	632,560
Cement	—	—	970,300
Magnesia Specialties	—	—	—
Corporate	—	—	—
Total	$133,636	$40,350	$1,602,860

The Aggregates business includes the aggregates product line and aggregates-related downstream product lines, which include the asphalt/paving and ready mixed concrete product lines. All aggregates-related downstream product lines reside in the West Group. The following tables, which are reconciled to consolidated amounts, provide total revenues, net sales and gross profit by line of business: Aggregates (further divided by product line), Cement and Magnesia Specialties.  Interproduct revenues and interproduct sales represent sales from the aggregates product line to the asphalt/paving and ready mixed concrete product lines.. Intersegment revenues and intersegment sales represent cement product lines sales to the ready mixed concrete product line.

years ended December 31 (add 000) Total revenues	2016	2015	2014
Aggregates	$2,267,574	$2,120,245	$1,880,074
Asphalt/Paving	345,134	290,966	303,777
Ready Mixed Concrete	903,803	657,831	431,383
Less: Interproduct revenues	(208,170)	(163,298)	(135,744)
Total Aggregates Business	3,308,341	2,905,744	2,479,490
Cement	375,814	475,725	265,114
Magnesia Specialties	257,058	245,879	256,702
Less: Intersegment revenues	(122,464)	(87,778)	(43,355)
Total	$3,818,749	$3,539,570	$2,957,951

Net sales
Aggregates	$2,060,876	$1,896,143	$1,644,265
Asphalt/Paving	341,444	283,628	294,239
Ready Mixed Concrete	902,635	656,531	430,673
Less: Interproduct sales	(208,170)	(163,298)	(135,744)
Total Aggregates Business	3,096,785	2,673,004	2,233,433
Cement	364,445	455,382	252,911
Magnesia Specialties	238,001	227,508	236,106
Less: Intersegment sales	(122,464)	(87,778)	(43,355)
Total	$3,576,767	$3,268,116	$2,679,095

Gross profit (loss)
Aggregates	$554,801	$467,053	$324,093
Asphalt/Paving	53,569	35,734	19,992
Ready Mixed Concrete	99,113	42,942	39,129
Total Aggregates Business	707,483	545,729	383,214
Cement	120,100	103,473	52,469
Magnesia Specialties	89,477	78,732	84,594
Corporate	(8,094)	(6,167)	2,083
Total	$908,966	$721,767	$522,360

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2016	2015	2014
Domestic	$3,761,651	$3,493,462	$2,912,115
Foreign	57,098	46,108	45,836
Total	$3,818,749	$3,539,570	$2,957,951